CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (24,948)	$ 8,493	$ (28,025)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Depreciation and amortization	53,111	33,957	39,364
Share based compensation expenses	127,957	28,277	8,249
Net gain from financing (income)	(2,320)	(3,318)	(454)
Revaluation of warrants liability	(22,656)	0	0
Accrued interest, net	0	520	(161)
Amortization of loan issuance cost	402	0	0
Changes in operating assets and liabilities, net of business combinations:
Increase in trade receivables	(40,113)	(3,294)	(15,326)
Decrease (increase) in prepaid expenses and other current assets and long-term prepaid expenses	(64,923)	17,975	(24,757)
Increase in trade payables	23,862	23,434	31,622
Increase in accrued expenses and other current liabilities	16,182	34,344	5,224
Decrease in deferred taxes, net	(1,581)	(3,380)	(239)
Change in operating lease right of use assets	14,529	13,758	12,452
Change in operating lease liabilities	(15,981)	(11,679)	(9,893)
Net cash provided by operating activities	63,521	139,087	18,056
Cash flows from investing activities:
Purchase of property and equipment, including capitalized internal-use software	(39,070)	(17,774)	(44,328)
Cash paid in connection with acquisitions, net of cash received	(583,457)	(202)	(3,966)
Proceeds from (investment in) restricted deposits	2,067	(104)	(583)
Proceeds from (investment in) short-term deposits	0	28,963	1,411
Net cash provided by (used in) investing activities	(620,460)	10,883	(47,466)
Cash flows from financing activities:
Exercise of options and vested RSUs	10,018	2,603	991
Issuance of share, net of offering costs	285,378	0	0
Payments of tax withholding for share based compensation	(6,152)	0	0
Issuance of Warrants	53,883	0	0
Proceeds from long-term loan, net of debt issuance cost	288,750	0	0
Repayment of current portion of long-term loan	(750)	0	0
Net cash provided by financing activities	631,127	2,603	991
Exchange differences on balances of cash and cash equivalents	2,320	3,318	454
Increase (decrease) in cash and cash equivalents	76,508	155,891	(27,965)
Cash and cash equivalents - at the beginning of the period	242,811	86,920	114,885
Cash and cash equivalents - at end of the period	319,319	242,811	86,920
Cash paid during the year for:
Income taxes	15,475	9,980	7,947
Interest	1,125	715	0
Non-cash investing and financing activities:
Deferred offering costs incurred during the period included in the long-term prepaid expenses	0	2,096	0
Purchase of property, plant and equipment and intangible assets	1,120	1,879	3,139
Acquisition of Celltick activity	0	0	202
Creation of operating lease right-of-use assets	4,520	14,635	5,592
Fair value of ordinary shares issued as consideration of the acquisition	157,689	0	0
Share based compensation included in capitalized internal-use software	$ 783	$ 0	$ 0